Significant Commitments and Contingencies - Capital Expenditures that are Contracted for, but not Provided for (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property plant and equipment, Contracted capital expenditures	$ 1,640,712	$ 2,508,797